Property and Equipment (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Property and Equipment
Building and improvements		$ 227,603	$ 227,603
Furniture		119,810	118,187
Computers and Equipment		160,469	99,316
Property and Equipment, gross		507,882	445,106
Less - Accumulated depreciation		(142,865)	(92,607)
Total	$ 400,126	$ 365,017	$ 352,499